Certnys

13003835

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC
NOV 19 2013
Washington, DC 20549

November 19, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MFC Industrial Ltd., Common Share Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 15, 2013.

Sincerely,

EMcabe

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com